SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments and Business Combinations (Details)	12 Months Ended
Dec. 31, 2015 USD ($) segment
SEGMENT REPORTING:
Number of operating segments	1
Number of reportable segments	1
BUSINESS COMBINATIONS:
Goodwill recognized for asset acquisitions | $	$ 0